Income taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Schedule of income taxes

	Three months ended March 31
US$ thousand	2023	2022
Current income tax expense	$(2,621)	$(15,237)
Total income tax expense	$(2,621)	$(15,237)

Deferred income tax (expense)/benefit	$(1,359)	$2,264
Total deferred income tax (expense)/benefit	$(1,359)	$2,264
Total income tax expense reported in the interim condensed statement of profit or loss	$(3,981)	$(12,973)

US$ thousand	2022	2021
Current income tax (expense)/benefit	(19,125)	100,858
Adjustments in respect of current income tax	(1,899)	(1,275)
Total income tax (expense)/benefit	(21,024)	99,583
Deferred income tax benefit/(expense)	3,622	(1,638)
Adjustments in respect of prior year deferred income tax	1,687	2,114
Total deferred income tax benefit	5,309	476
Total income tax (expense)/benefit reported in the statement of profit or loss	(15,715)	100,059

US$thousand	2021	2020
Current income tax benefit/(expense)	100,858	(33,602)
Adjustments in respect of current income tax	(1,275)	(3,018)
Total income tax benefit/(expense)	99,583	(36,620)
Deferred income tax (expense)/benefit	(1,638)	4,318
Adjustments in respect of prior year deferred income tax	2,114	1,261
Total deferred income tax benefit	476	5,579
Total income tax benefit/(expense) reported in the statement of profit or loss	100,059	(31,041)

Schedule of reconciliation of income tax (expense)/benefit and the accounting profit multiplied by domestic tax rate

US$ thousand	2023	2022
Profit before income taxes	$9,083	$26,512
Income tax expense calculated at the Australian income tax rate of 30% (2022: 30%)	(2,725)	(7,954)
Tax effects of:
Movement in uncertain tax position	(1,256)	(5,019)
Income tax expense	$(3,981)	$(12,973)

US$ thousand	2022	2021
Profit before income taxes	10,356	66,436
Income tax expense calculated at the Australian income tax rate of 30% (2021: 30%)	(3,107)	(19,931)
Tax effects of:
Movement in uncertain tax positions	(12,395)	118,846
Utilization and changes in recognition of tax losses and temporary differences	—	305
Adjustments in respect of prior years	(213)	839
Income tax (expense)/benefit	(15,715)	100,059

US$thousand	2021	2020
Profit before income taxes	66,436	1,904
Income tax expense calculated at the Australian income tax rate of 30% (2020: 30%)	(19,931)	(571)
Tax effects of:
Movement in uncertain tax positions	118,846	(28,712)
Utilization and changes in recognition of tax losses and temporary differences	305	—
Adjustments in respect of prior years	839	(1,758)
Income tax benefit/(expense)	100,059	(31,041)

Schedule of deferred taxes

		Recognized
US$ thousand	2022	in profit or loss	2021
Deferred tax liabilities
Depreciation and amortization	(19,280)	3,092	(22,372)
Provisions and payables	10,611	(1,037)	11,648
Receivables and consumables	(82)	3,253	(3,335)
Total	(8,750)	5,309	(14,059)
Total deferred tax – net	(8,750)	5,309	(14,059)

		Recognized
US$ thousand	2021	in profit or loss	2020
Deferred tax liabilities
Depreciation and amortization	(22,372)	4,039	(26,411)
Provisions and payables	11,648	1,495	10,153
Receivables and consumables	(3,335)	(5,058)	1,723
Total	(14,059)	476	(14,535)
Total deferred tax – net	(14,059)	476	(14,535)

		Recognized
US$thousand	2021	in profit or loss	2020
Deferred tax liabilities
Depreciation and amortization	(22,372)	4,039	(26,411)
Provisions and payables	11,648	1,495	10,153
Receivables and consumables	(3,335)	(5,058)	1,723
Total	(14,059)	476	(14,535)
Total deferred tax – net	(14,059)	476	(14,535)

		Recognized
US$thousand	2020	in profit or loss	2019
Deferred tax liabilities
Depreciation and amortization	(26,411)	4,460	(30,871)
Provisions and payables	10,153	40	10,113
Receivables and consumables	1,723	1,079	644
Total	(14,535)	5,579	(20,114)
Total deferred tax – net	(14,535)	5,579	(20,114)